UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                                      to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

    X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001733928

CLNC 2019-FL1, Ltd.
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: 0001788210

David Palamé, (212)-230-3325
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 2, 2019, of KPMG LLP, which was obtained by the sponsor, attached as Exhibit 99.1 to this Form ABS-15G, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Not applicable.

Exhibits.

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 2, 2019, of KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: October 3, 2019

Credit RE Operating Company, LLC

/s/ Neale W. Redington
Name:	Neale W. Redington
Title:	Vice President

CLNC 2019-FL1 – Form ABS-15G

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 2, 2019 of KPMG LLP.

CLNC 2019-FL1 – Form ABS-15G